Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial result
Interest expense	€ (1,143)	€ (190)	[1],[2]	€ (230)	[2]
Finance lease obligations	(69)	(45)		(57)
Long-term debt	(944)	(100)		(68)
Other	(130)	(45)		(105)
Interest income	1,952	365	[1],[2]	38	[2]
Payout of bond funds	58	11		35
Income from revaluation of derivative financial instruments	1,877	352
Other	17	2		3
Financial result	€ 809	€ 175	[1],[2]	€ (192)	[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.